FAIR VALUE ACCOUNTING (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Accounting Tables
Fair value measurement of Assets and liability

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at March 31, 2013
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,616	$1,616	$—	$—
Totals	$1,616	$1,616	$—	$—
Liabilities:
Derivative liabilities	$2,794	$—	$—	$2,794
Totals	$2,794	$—	$—	$2,794

	Fair Value at December 31, 2012
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,630	$1,630	$—	$—
Totals	$1,630	$1,630	$—	$—
Liabilities:
Derivative liabilities	$2,244	$—	$—	$2,244
Totals	$2,244	$—	$—	$2,244

Reconciliation of liabilities measured at fair value on a recurring basis

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2012	$2,244
Total unrealized gains	—
Included in earnings	1,176
Settlements	(626)
Issuances	—
Transfers in and/or out of Level 3	—
Balance at March 31, 2013	$2,794